Operating Segments - Summary of Segment Revenues and Results (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2020 MYR (RM)
Disclosure of operating segments [line items]
Revenue	$ 8,079,474	RM 35,569,882	RM 47,475,042	RM 3,648,406
Interest income	11	49	1,571
Finance cost	(11,608)	(51,104)	(106,473)
Profit before income tax	3,117,318	13,723,995	27,058,298	3,601,972
Income tax expense	(1,497,100)	(6,590,981)	7,120,480	872,882
Profit for the year	$ 4,614,418	20,314,976	19,937,818	2,729,090
Operating segments [member]
Disclosure of operating segments [line items]
Revenue		35,569,882	47,475,042	3,648,406
Net profit		13,891,022	27,488,144	3,601,972
Other gains and losses		(115,972)	(324,944)
Interest income		49	1,571
Finance cost		(51,104)	(106,473)
Profit before income tax		13,723,995	27,058,298	3,601,972
Income tax expense		6,590,981	(7,120,480)	(872,882)
Profit for the year		20,314,976	19,937,818	2,729,090
Business Strategy and Consultancy [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		17,681,457	27,308,368	3,648,406
Net profit		4,695,816	11,425,338	3,601,972
Technology development solutions and consultancy [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		17,505,200	19,425,038
Net profit		8,450,724	15,737,127
Other Segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue		383,225	741,636
Net profit		RM 744,482	RM 325,679